Commitments and Contingencies (Tables)	6 Months Ended
Jul. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of future payments under the non-cancellable operating lease
The following table presents future payments of lease liabilities under the Company’s non-cancelable
operating leases as of July 31, 2021 (in thousands):

(in thousands)
2022 (remaining six months)	$2,759
2023	5,111
2024	4,329
2025	4,153
2026	3,837
Thereafter	13,871

Total undiscounted operating lease payments	34,060
Less: imputed interest	(9,348)

Total operating lease liabilities	24,712
Less: current portion of operating lease liabilities	(3,130)

Operating lease liabilities, noncurrent	$21,582